LOANS RECEIVABLE - Activity in allowance (Details 7) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	$ 1,881
Charge-offs	(154)			4,400
Recoveries	785
ALLL balance	2,512			3,364
Loans Receivable
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	1,881	3,364	3,364	3,151
Charge-offs	(154)	(564)	(2,208)	(4,417)
Recoveries	785
Provision		250	725	4,630
ALLL balance	2,512	3,050	1,881	3,364
Individually evaluated for impairment		957		495
Collectively evaluated for impairment	2,512	2,093	1,881	2,869
Loans Receivable | Residential Portfolio Segment | One-to-four family residential
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	830	1,651	1,651	672
Charge-offs	(154)	(261)	(1,905)	(750)
Recoveries	25
Provision	100	187	1,084	1,729
ALLL balance	801	1,577	830	1,651
Individually evaluated for impairment		957		495
Collectively evaluated for impairment	801	620	830	1,156
Loans Receivable | Residential Portfolio Segment | Multi-family residential
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	7	7	7	4
Charge-offs
Recoveries
Provision		94		3
ALLL balance	7	101	7	7
Individually evaluated for impairment
Collectively evaluated for impairment	7	101	7	7
Loans Receivable | Commercial real estate
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	125	221	221	560
Charge-offs
Recoveries
Provision	50	(52)	(96)	(339)
ALLL balance	175	169	125	221
Individually evaluated for impairment
Collectively evaluated for impairment	175	169	125	221
Loans Receivable | Construction and land development
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	745	1,481	1,481	1,909
Charge-offs		(303)	(303)	(3,667)
Recoveries	760
Provision	(208)	(256)	(433)	3,239
ALLL balance	1,297	922	745	1,481
Individually evaluated for impairment
Collectively evaluated for impairment	1,297	922	745	1,481
Loans Receivable | Commercial business
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	3	3	3	3
Charge-offs
Recoveries
Provision		1
ALLL balance	3	4	3	3
Individually evaluated for impairment
Collectively evaluated for impairment	3	4	3	3
Loans Receivable | Consumer
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	1	1	1	1
Charge-offs
Recoveries
Provision
ALLL balance	1	1	1	1
Individually evaluated for impairment
Collectively evaluated for impairment	1	1	1	1
Loans Receivable | Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
ALLL balance	170			2
Charge-offs
Recoveries
Provision	58	276	170	(2)
ALLL balance	228	276	170
Individually evaluated for impairment
Collectively evaluated for impairment	$ 228	$ 276	$ 170